Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ .0010	$ 0.0010
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ .0001	$ 0.0001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	13,929,581	7,929,581	7,929,581
Common stock, shares outstanding	13,929,581	7,929,581	7,929,581